Fees Summary	Feb. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 560,625,000.00
Previously Paid Amount	0.00
Total Fee Amount	77,422.32
Total Offset Amount	0.00
Net Fee	77,422.32
Narrative - Max Aggregate Offering Price	$ 560,625,000.00
Final Prospectus	true